Organization and Summary of Significant Accounting Policies - Major Customer Revenue (Details) - Fee Building Segment [Member] - Customer Concentration Risk [Member] - customer	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Sales Revenue [Member]
Concentration Risk [Line Items]
Concentration Risk, Number	1		1	1	1
Concentration Risk, Percentage	98.00%	95.00%	96.00%	92.00%	87.00%
Contracts and Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Number	1	1	1	1
Concentration Risk, Percentage	81.00%	87.00%	87.00%	74.00%